CONSOLIDATED STATEMENTS OF CASH FLOWS (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities:
Net loss for the period	$ (198,082)	$ (185,723)	$ (139,303)
Adjustments To Reconcile Profit (Loss), Non-Cash [Abstract]
Depreciation and amortization expense	32,964	31,235	21,612
Share-based compensation expense	5,549	5,194	2,397
Share of loss in associates	(84)	(62)	42
Impairment and write off of non-current assets	12,695	11,153	19,731
Gain on net monetary position	(3,178)	(1,725)	(2,256)
Finance costs	123,251	102,914	61,853
Finance income	(75,021)	(90)	(7,193)
Share listing expense	74,426	0	0
Income from COVID-related rent concessions	0	0	(2,854)
Income tax expense charged	4,442	2,844	2,265
Changes in working capital
Trade and other receivables	(265)	(4,662)	1,107
Inventory	(1,008)	71	(125)
Trade payables and other liabilities	6,882	5,723	3,074
Other assets	(5,600)	2,391	(1,466)
Taxes paid	(583)	0	0
Net cash used in operating activities	(23,611)	(30,737)	(41,116)
Cash flow from investing activities:
Investments in financial assets	(352)	(39)	(240)
Purchases of property, equipment and furniture	(26,689)	(14,421)	(16,376)
Security deposits (paid) / returned	(1,137)	561	551
Purchases of intangible assets	(2,663)	(2,298)	(1,527)
Proceeds from sales of property, equipment and furniture	404	3,760	437
Acquisition of business, net of cash acquired	0	312	0
Net cash used in investing activities	(30,437)	(12,125)	(17,155)
Cash flow from financing activities:
Proceeds from loans	66,737	43,005	21,903
Convertible note proceeds	82,000	44,350	59,650
Repayment of loans	(46,716)	(5,424)	(5,949)
Interest paid	(17,364)	(6,018)	(3,255)
The total cash outflow for lease payments	(44,377)	(24,764)	(15,907)
Exercises of share options	118	84	0
Costs of equity raise	(7,470)	0	0
Capital contributions	44,450	0	631
Proceeds from issuing equity instruments (DeSPAC)	6,500	0	0
Net cash provided by financing activities	83,878	51,233	57,073
Effect of changes in exchange rates on cash & cash equivalents	(4,084)	0	0
Change in cash and cash equivalents during the year	25,746	8,371	(1,198)
Cash and cash equivalents	$ 47,689	$ 21,943	$ 13,572